ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

February 4, 2026
BY EDGAR	Jonathan Upchurch T +1 617-235-4730 Jonathan.Upchurch@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Perpetual Americas Funds Trust (the “Trust”)

File Nos.: 333-249784 and 811-23615

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that the definitive form of (a)(i) the Prospectus for Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund, Barrow Hanley Credit Opportunities Fund, Barrow Hanley Emerging Markets Value Fund, Barrow Hanley Floating Rate Fund, Barrow Hanley International Value Fund, Barrow Hanley Total Return Bond Fund and Barrow Hanley US Value Opportunities Fund, (ii) the Prospectus for JOHCM Emerging Markets Discovery Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM International Opportunities Fund, JOHCM International Select Fund and Regnan Sustainable Water and Waste Fund, (iii) the Prospectus for Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund, and (iv) the Prospectus for TSW Core Plus Bond Fund, TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund, and (b) the Statement of Additional Information for each series of the Trust, does not differ from that contained in the Trust’s Post-Effective Amendment No. 30 to its Registration Statement on Form N-1A, which was filed by electronic transmission on January 28, 2026 (Accession No. 0001193125-26-027373).

Please contact me at (at 617-235-4730) with any questions regarding this matter.

Sincerely,

/s/ Jonathan Upchurch

Jonathan Upchurch

cc:	George B. Raine, Esq.